1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
PHILIP T. HINKLE philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3050 Fax

April 2, 2021

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:                             PACE Select Advisors Trust (the “Registrant”)
File Nos. 33-87254 and 811-08764
Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 57 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 59 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).  This Amendment is being made for the purpose of registering a new class of shares, Class P2 shares, of PACE Mortgage-Backed Securities Fixed Income Investments, PACE High Yield Investments, PACE Intermediate Fixed Income Investments, PACE Global Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE International Emerging Markets Equity Investments, PACE International Equity Investments, PACE Large Co Growth Equity Investments, PACE Large Co Value Equity Investments, PACE Global Real Estate Securities Investments, PACE Small/Medium Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, and PACE Alternative Strategies Investments (collectively, the “Funds”).

The Funds are existing series of the Registrant that currently offer Class A, Class P and Class Y shares (except PACE Global Real Estate Securities Investments which currently offers Class A and Class P shares), and the Amendment is making no material changes to the Funds’ investment strategies, policies or risks. We believe that this Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”). In accordance with IC-13768, we hereby request selective review of this Amendment limited to the disclosures relating to the new class. Selective review would serve to expedite the review process for the Registrant as well as use the Staff’s time more effectively.

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 202.261.3460 or to Eric Sanders, Associate General Counsel, UBS Asset Management (Americas) Inc. at 312.525.7288.

Very truly yours,

/s/ Philip T. Hinkle

Philip T. Hinkle